Government Loans (Details Narrative) - USD ($)		1 Months Ended						2 Months Ended	3 Months Ended	12 Months Ended
	May 01, 2020	Feb. 24, 2021	Sep. 02, 2020	Aug. 30, 2020	Aug. 28, 2020	Aug. 20, 2020	May 27, 2020	Feb. 24, 2021	Mar. 31, 2021	Dec. 31, 2020
Proceeds from loan								$ 193,625
Interest rate								1.00%
Periodic payments								$ 3,300
Frequency of payment								Monthly
Interest expense									$ 4,400	$ 5,000
Small Business Administration [Member]
Proceeds from loan	$ 10,000			$ 138,900
Interest rate				3.75%
Periodic payments				$ 678
Loan term				30 years
Frequency of payment				Monthly
Tomkins County Area Development [Member]
Proceeds from loan					$ 75,000		$ 50,000
Interest rate					2.50%		2.50%
Periodic payments					$ 1,331		$ 1,443
Loan term					5 years
Frequency of payment					Monthly		Monthly
Paycheck Protection Program [Member]
Proceeds from loan	$ 211,000								$ 211,000
Interest rate	1.00%
Equipment Loans [Member]
Proceeds from loan						$ 100,000
Interest rate						2.50%
Periodic payments						$ 1,775
Loan term						5 years
Frequency of payment						Monthly
Southern Tier Region Economic Development Corporation [Member]
Proceeds from loan			$ 100,000
Interest rate			5.00%
Periodic payments			$ 2,072
Loan term			5 years
Frequency of payment			Monthly
PPP2 [Member]
Proceeds from loan		$ 193,625						$ 193,625
Interest rate		1.00%						1.00%
Periodic payments		$ 3,300						$ 3,300
Frequency of payment		Monthly						Monthly